UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [   ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

   /s/ Michael F. Price      New York, NY                  5/14/13
   --------------------     -------------                 --------
      [Signature]            [City, State]                   Date

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[     ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[     ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                                 --

Form 13F Information Table Entry Total:          107
                                                 ---

Form 13F Information Table Value Total:          $763,019
                                                 --------
                                                 (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                       5

NAME                       TITLE OF              VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER      SHRS OR
OF ISSUER                  CLASS      CUSIP      (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   PRN AMT       SHARED    NONE
-------------------------  --------   ---------  --------   --------  ---  ---- ----------  ---------  ---------     ------    ----

Prothena Corp PLC          SHS        G72800108       145     21,746   SH       DEFINED            1     21,746
-------------------------  --------   ---------  --------   --------  ---  ---- ----------  --------  ---------     ------     ----
ALCO Stores Inc.           COM        001600105     1,988    264,919   SH       DEFINED            1    264,919
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Alleghany Corp.            COM        017175100    34,858     88,044   SH       DEFINED            1     88,044
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Allscripts Healthcare
Solutn                     COM        01988P108     6,489    477,500   SH       DEFINED            1    477,500
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
American River
Bankshares                 COM        029326105     1,915    255,000   SH       DEFINED            1    255,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
BRT Realty Trust           SH BEN
                           INT NEW    055645303     1,182    168,369   SH       DEFINED            1    168,369
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
The Bancorp Bank           COM        05969F104     4,155    300,000   SH       DEFINED            1    300,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Bank of America
Corporation                COM        060505104     1,730    142,027   SH       SOLE                    142,027
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Barnes & Noble Inc.        COM        067774109     9,541    580,000   SH       DEFINED            1    580,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Becton, Dickinson & Co.    COM        075887109    23,185    242,500   SH       DEFINED            1    242,500
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Big 5 Sporting Goods
Corp.                      COM        08915P101     5,517    353,414   SH       DEFINED            1    353,414
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Blount International,
Inc.                       COM        095180105     4,165    311,300   SH       DEFINED            1    311,300
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Boeing Co.                 COM        097023105     1,717     20,000   SH       SOLE                     20,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Boston Scientific Corp.    COM        101137107    13,277  1,700,000   SH       DEFINED            1  1,700,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Bridgepoint Ed Inc.        COM        10807M105     2,807    274,390   SH       DEFINED            1    274,390
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
CIT Group Inc.             COM NEW    125581801    15,544    357,500   SH       DEFINED            1    357,500
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
CNO Financial
Group Inc.                 COM        12621E103        10        894   SH       SOLE                        894
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Cache, Inc.                COM NEW    127150308     9,300  2,203,749   SH       DEFINED            1  2,203,749
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Cape Bancorp Inc.          COM        139209100     2,374    259,200   SH       DEFINED            1    259,200
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Castle A M & Co.           COM        148411101     7,172    409,803   SH       DEFINED            1    409,803
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Citigroup Inc.             COM NEW    172967424    30,526    690,000   SH       DEFINED            1    690,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Citigroup Inc.             COM NEW    172967424     4,930    111,454   SH       SOLE                    111,454
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Clearwater Paper Corp.     COM        18538R103     3,727     70,739   SH       DEFINED            1     70,739
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Clifton Savings
Bancorp, Inc.              COM        18712Q103       623     50,000   SH       DEFINED            1     50,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Courier Corporation        COM        222660102       504     35,000   SH       DEFINED            1     35,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Crocs, Inc.                COM        227046109     1,778    120,000   SH       DEFINED            1    120,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Cubist Pharmaceuticals
Inc.                       COM        229678107     8,545    182,500   SH       DEFINED            1    182,500
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
ERA Group, Inc.            COM        26885G109       231     11,000   SH       DEFINED            1     11,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Education Management
Corp                       COM        28140M103       620    168,859   SH       DEFINED            1    168,859
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Elan  plc                  ADR        284131208    12,980  1,100,000   SH       DEFINED            1  1,100,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Energy Solutions Inc       COM        292756202     3,750  1,000,000   SH       DEFINED            1  1,000,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Enzon Pharmaceuticals
Inc.                       COM        293904108     2,843    748,800   SH       DEFINED            1    748,800
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Exxon Mobil Corp.          COM        30231G102     1,081     12,000   SH       SOLE                     12,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
FXCM Inc                   COM CL A   302693106    29,479  2,154,911   SH       DEFINED            1  2,154,911
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Farmer Bros Co.            COM        307675108     5,370    365,300   SH       DEFINED            1    365,300
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Farmer Bros Co.            COM        307675108        41      2,800   SH       SOLE                      2,800
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Forest City
Enterprises Inc.           CL A       345550107    17,770  1,000,000   SH       DEFINED            1  1,000,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Franklin Financial
Corp VA                    COM        35353C102    13,027    713,798   SH       DEFINED            1    713,798
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
GAMCO Investors Inc.       COM        361438104     3,718     70,000   SH       DEFINED            1     70,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Gencorp Inc.               COM        368682100     9,829    739,000   SH       DEFINED            1    739,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Gencorp Inc.               COM        368682100       330     24,794   SH       SOLE                     24,794
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
General Electric Co.       COM        369604103     1,734     75,000   SH       SOLE                     75,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Getty Realty Corp.         COM        374297109     1,267     62,701   SH       DEFINED            1     62,701
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Getty Realty Corp.         COM        374297109       732     36,218   SH       SOLE                     36,218
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Goldman Sachs
Group Inc.                 COM        38141G104     5,886     40,000   SH       DEFINED            1     40,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Great Florida Bk
Miami Lakes Fla            CL A       390528107        10     28,469   SH       SOLE                     28,469
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
GulfMark Offshore, Inc.    CL A NEW   402629208    24,054    617,400   SH       DEFINED            1    617,400
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Gyrodyne Co.
America Inc.               COM        403820103     3,021     41,100   SH       DEFINED            1     41,100
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Gyrodyne Co.
America Inc.               COM        403820103       449      6,110   SH       SOLE                      6,110
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Hardinge, Inc.             COM        412324303     4,907    360,000   SH       DEFINED            1    360,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Harris Corp Del            COM        413875105    15,061    325,000   SH       DEFINED            1    325,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Heritage Commerce
Corp.                      COM        426927109     5,968    886,900   SH       DEFINED            1    886,900
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Heritage Oaks Bancorp      COM        42724R107     6,649  1,166,575   SH       DEFINED            1  1,166,575
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Hess Corporation           COM        42809H107    28,644    400,000   SH       DEFINED            1    400,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Hess Corporation           COM        42809H107    10,742    150,000   SH       SOLE                    150,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Hilltop Holdings, Inc.     COM        432748101     4,015    297,600   SH       DEFINED            1    297,600
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
HomeTrust
Bancshares, Inc.           COM        437872104     8,697    550,470   SH       DEFINED            1    550,470
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Hospira Inc.               COM        441060100    13,132    400,000   SH       DEFINED            1    400,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
                           UNIT BEN
Hugoton RTY TR TEX         INT        444717102       327     35,000   SH       SOLE                     35,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Huntsman Corp.             COM        447011107     1,394     75,000   SH       DEFINED            1     75,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Icahn Enterprises L.P.     DEP UNIT   451100101     9,539    175,000   SH       DEFINED            1    175,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Imation Corp               COM        45245A107     1,421    371,927   SH       DEFINED            1    371,927
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Intel Corp.                COM        458140100    10,918    500,000   SH       DEFINED            1    500,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Intel Corp.                COM        458140100    28,604  1,310,000   SH       SOLE                  1,310,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Investors Bancorp Inc.     COM        46146P102     1,878    100,000   SH       DEFINED            1    100,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Johnson & Johnson          COM        478160104     3,669     45,000   SH       SOLE                     45,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Johnson Outdoors Inc.      CL A       479167108     5,169    216,809   SH       DEFINED            1    216,809
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Kaiser Aluminum            COM PAR
Corp.                      $0.01      483007704    19,654    304,002   SH       DEFINED            1    304,002
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Kemper Corp. Del           COM        488401100       978     30,000   SH       DEFINED            1     30,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Kemper Corp. Del           COM        488401100       326     10,000   SH       SOLE                     10,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
MVC Capital Inc.           COM        553829102     1,981    154,800   SH       DEFINED            1    154,800
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
MVC Capital Inc.           COM        553829102       133     10,400   SH       SOLE                     10,400
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
McGraw Hill
Companies Inc.             COM        580645109    26,431    507,500   SH       DEFINED            1    507,500
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Mercer International
Inc.                       COM        588056101       361     52,200   SH       DEFINED            1     52,200
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
National Presto
Industries, Inc.           COM        637215104     7,802     96,924   SH       DEFINED            1     96,924
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Northeast Bancorp          COM NEW    663904209     2,707    286,800   SH       DEFINED            1    286,800
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Northfield Bancorp Inc     COM        66611T105     6,816    600,000   SH       DEFINED            1    600,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Old Republic Intl Corp.    COM        680223104       268     21,093   SH       SOLE                     21,093
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
OmniAmerican
Bancorp Inc                COM        68216R107     7,584    300,000   SH       DEFINED            1    300,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
One Liberty
Properties Inc             COM        682406103     1,643     75,657   SH       DEFINED            1     75,657
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
One Liberty
Properties Inc             COM        682406103     1,005     46,276   SH       SOLE                     46,276
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
PLX Technology Inc.        COM        693417107     3,362    737,302   SH       DEFINED            1    737,302
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Penford Corp.              COM        707051108     1,518    138,365   SH       DEFINED            1    138,365
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Penny JC  Inc.             COM        708160106    11,408    755,000   SH       DEFINED            1    755,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Pfizer Inc.                COM        717081103    11,255    390,000   SH       DEFINED            1    390,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Pfizer Inc.                COM        717081103     5,833    202,100   SH       SOLE                    202,100
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Prudential Bancorp
Inc. PA                    COM        744319104       873     95,200   SH       DEFINED            1     95,200
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Quanex Building
Products                   COM        747619104     1,087     67,500   SH       DEFINED            1     67,500
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Resolute Forest
Products Inc.              COM        76117W109     7,728    477,631   SH       DEFINED            1    477,631
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Royal Dutch                Spon
Shell PLC                  ADR A      780259206       976     14,979   SH       SOLE                     14,979
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Ruths Hospitality
Group Inc.                 COM        783332109    20,747  2,174,783   SH       DEFINED            1  2,174,783
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Ruths Hospitality
Group Inc.                 COM        783332109       176     18,484   SH       SOLE                     18,484
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Safeguard                  COM
Scientifics, Inc.          NEW        786449207       877     55,508   SH       SOLE                     55,508
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
SandRidge Energy, Inc.     COM        80007P307     2,635    500,000   SH       DEFINED            1    500,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Sanofi                     RIGHT
                           12/31/2020 80105N113     7,159  4,000,000   SH       DEFINED            1  4,000,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Seacor Holdings Inc.       COM        811904101     1,710     23,207   SH       DEFINED            1     23,207
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Smithfield Foods Inc.      COM        832248108     4,345    164,100   SH       DEFINED            1    164,100
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Symetra Financial Corp.    COM        87151Q106    13,300    991,800   SH       DEFINED            1    991,800
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Symetra Financial Corp.    COM        87151Q106     6,504    485,000   SH       SOLE                    485,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Tejon Ranch Co.            COM        879080109    15,542    521,900   SH       DEFINED            1    521,900
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Teva Pharmaceutical
Inds Ltd.                  ADR        881624209    13,888    350,000   SH       DEFINED            1    350,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Ubiquiti Networks, Inc.    COM        90347A100        99      7,235   SH       SOLE                      7,235
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
United Financial
Bancorp, Inc.              COM        91030T109       751     49,400   SH       DEFINED            1     49,400
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Valassis
Communications, Inc.       COM        918866104     1,494     50,000   SH       DEFINED            1     50,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
West Coast Bancorp
Ore. New                   COM        952145100    41,446  1,707,000   SH       DEFINED            1  1,707,000
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Wright Medical
Group Inc.                 COM        98235T107     9,661    405,758   SH       DEFINED            1    405,758
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----
Yadkin Valley
Financial Corp             COM        984314104     4,296  1,071,420   SH       DEFINED            1  1,071,420
-------------------------  --------   ---------  --------   --------  ---  ---- ---------- ---------  ---------     ------     ----